Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Each Co-PEO (1)	Compensation Actually paid to Each Co-PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (5)	Net Income (Loss) (in thousands)	Total Economic Return (6)
2023	$1,660,400	$706,293	$830,200	$402,134	$38.98	$82.76	$(67,924)	(4.7)%
2022	$—	$(750,654)	$—	$(142,055)	$46.06	$77.24	$(229,930)	(32.4)%
2021	$1,986,090	$1,823,636	$184,667	$170,850	$67.53	$97.01	$15,363	(6.4)%
2020	$1,933,320	$92,429	$693,702	$(93,459)	$66.74	$95.01	$(215,112)	(35.1)%

Company Selected Measure Name	Total Economic Return
Named Executive Officers, Footnote	In all the years in question, Scott J. Ulm and Jeffrey J. Zimmer served as the Company's Co-Chief Executive Officers and received identical compensation. In all the years in question, the Non-PEO NEOs consisted of James R. Mountain, Mark R. Gruber and Gordon M. Harper.
Peer Group Issuers, Footnote	Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in the FTSE NAREIT Mortgage REIT Home Financing index on December 31, 2019. See the subsection above titled, "ARMOUR’s Mortgage REIT Peer Group" for a description of the FTSE NAREIT Mortgage REIT Home Financing index.
Adjustment To PEO Compensation, Footnote	The following tables set forth the amounts subtracted from the Summary Compensation Table Total and the amounts added back during each year represented in the Pay versus Performance table to arrive at Compensation Actually Paid to each of our Co-PEOs and our Non PEO NEOs during the years presented. Equity values are calculated in accordance with ASC Topic 718.

Adjustments made to Determine Compensation Actually Paid		2023	2022	2021	2020
Summary Compensation Table Total	Each Co-PEO	$1,660,400	$—	$1,986,090	$1,933,320
	Average Non PEO NEOs	$830,200	$—	$184,667	$693,702

Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	Each Co-PEO	$(1,660,400)	$—	$(1,986,090)	$(1,933,320)
	Average Non PEO NEOs	$(830,200)	$—	$(184,667)	$(693,702)

Increase for year-end fair value of awards granted during year that remain unvested as of year-end	Each Co-PEO	$927,360	$—	$1,487,687	$909,813
	Average Non PEO NEOs	$463,680	$—	$137,340	$374,629

Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that were outstanding and unvested as of year-end	Each Co-PEO	$(629,491)	$(685,729)	$(233,446)	$(942,490)
	Average Non PEO NEOs	$(240,176)	$(108,680)	$(43,407)	$(324,642)

Increase for fair value as of the vesting dates for awards granted during year that vest during the year	Each Co-PEO	$185,620	$—	$308,016	$262,811
	Average Non PEO NEOs	$92,810	$—	$29,760	$101,706

Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that vested during year	Each Co-PEO	$(154,702)	$(309,989)	$(72,677)	$(326,246)
	Average Non PEO NEOs	$(52,980)	$(76,466)	$(17,862)	$(107,474)

Deduction for fair value of awards granted prior to year that were forfeited during year	Each Co-PEO	$—	$—	$—	$—
	Average Non PEO NEOs	$—	$—	$—	$(202,527)

Increase based on dividends or other earnings Paid during year prior to vesting date of award	Each Co-PEO	$377,506	$245,064	$334,056	$188,541
	Average Non PEO NEOs	$138,800	$43,091	$65,019	$64,849

Total Adjustments	Each Co-PEO	$(954,107)	$(750,654)	$(162,454)	$(1,840,891)
	Average Non PEO NEOs	$(428,066)	$(142,055)	$(13,817)	$(787,161)

Compensation Actually Paid	Each Co-PEO	$706,293	$(750,654)	$1,823,636	$92,429
	Average Non PEO NEOs	$402,134	$(142,055)	$170,850	$(93,459)

Non-PEO NEO Average Total Compensation Amount	$ 830,200	$ 0	$ 184,667	$ 693,702
Non-PEO NEO Average Compensation Actually Paid Amount	$ 402,134	(142,055)	170,850	(93,459)
Adjustment to Non-PEO NEO Compensation Footnote	The following tables set forth the amounts subtracted from the Summary Compensation Table Total and the amounts added back during each year represented in the Pay versus Performance table to arrive at Compensation Actually Paid to each of our Co-PEOs and our Non PEO NEOs during the years presented. Equity values are calculated in accordance with ASC Topic 718.

Adjustments made to Determine Compensation Actually Paid		2023	2022	2021	2020
Summary Compensation Table Total	Each Co-PEO	$1,660,400	$—	$1,986,090	$1,933,320
	Average Non PEO NEOs	$830,200	$—	$184,667	$693,702

Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	Each Co-PEO	$(1,660,400)	$—	$(1,986,090)	$(1,933,320)
	Average Non PEO NEOs	$(830,200)	$—	$(184,667)	$(693,702)

Increase for year-end fair value of awards granted during year that remain unvested as of year-end	Each Co-PEO	$927,360	$—	$1,487,687	$909,813
	Average Non PEO NEOs	$463,680	$—	$137,340	$374,629

Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that were outstanding and unvested as of year-end	Each Co-PEO	$(629,491)	$(685,729)	$(233,446)	$(942,490)
	Average Non PEO NEOs	$(240,176)	$(108,680)	$(43,407)	$(324,642)

Increase for fair value as of the vesting dates for awards granted during year that vest during the year	Each Co-PEO	$185,620	$—	$308,016	$262,811
	Average Non PEO NEOs	$92,810	$—	$29,760	$101,706

Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that vested during year	Each Co-PEO	$(154,702)	$(309,989)	$(72,677)	$(326,246)
	Average Non PEO NEOs	$(52,980)	$(76,466)	$(17,862)	$(107,474)

Deduction for fair value of awards granted prior to year that were forfeited during year	Each Co-PEO	$—	$—	$—	$—
	Average Non PEO NEOs	$—	$—	$—	$(202,527)

Increase based on dividends or other earnings Paid during year prior to vesting date of award	Each Co-PEO	$377,506	$245,064	$334,056	$188,541
	Average Non PEO NEOs	$138,800	$43,091	$65,019	$64,849

Total Adjustments	Each Co-PEO	$(954,107)	$(750,654)	$(162,454)	$(1,840,891)
	Average Non PEO NEOs	$(428,066)	$(142,055)	$(13,817)	$(787,161)

Compensation Actually Paid	Each Co-PEO	$706,293	$(750,654)	$1,823,636	$92,429
	Average Non PEO NEOs	$402,134	$(142,055)	$170,850	$(93,459)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following is a list of the most important factors used by the Company to link executive compensation actually paid to the Co-PEOs and Non-PEO NEOs.

(1)Economic return.
(2)Total shareholder return.
(3)Common equity growth through efficient use of the Company's at-the-market common stock offering program.
(4)Equity growth in percentage terms as compared to the peer group.
(5)CEO open market purchases of Company common stock as compared to open market purchases of common stock by peer group CEOs.
(6)Strategic implementation and sale of a preferred stock program as compared to the Company's peer group.
(7)Total expenses of the Company as a percentage of its total stockholders' equity, relative to its peers.

Total Shareholder Return Amount	$ 38.98	46.06	67.53	66.74
Peer Group Total Shareholder Return Amount	82.76	77.24	97.01	95.01
Net Income (Loss)	$ (67,924,000)	$ (229,930,000)	$ 15,363,000	$ (215,112,000)
Company Selected Measure Amount	(0.047)	(0.324)	(0.064)	(0.351)
Additional 402(v) Disclosure	Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in our common stock on December 31, 2019. See graphs below for the relationship between Total Shareholder Return and other metrics in this table.
Measure:: 1
Pay vs Performance Disclosure
Name	Economic return
Non-GAAP Measure Description	Total Economic Return is calculated by adding the year-end book value per common share for the particular year plus dividends paid per common share for such year and then dividing the sum by book value per common share at the beginning of the year. Book value per common share is calculated as total stockholders' equity, less the liquidation preference on shares of our outstanding Series C Preferred Stock of $171,174,450, divided by common shares outstanding.
Measure:: 2
Pay vs Performance Disclosure
Name	Total shareholder return
Measure:: 3
Pay vs Performance Disclosure
Name	Common equity growth through efficient use of the Company's at-the-market common stock offering program
Measure:: 4
Pay vs Performance Disclosure
Name	Equity growth in percentage terms as compared to the peer group
Measure:: 5
Pay vs Performance Disclosure
Name	CEO open market purchases of Company common stock as compared to open market purchases of common stock by peer group CEOs
Measure:: 6
Pay vs Performance Disclosure
Name	Strategic implementation and sale of a preferred stock program as compared to the Company's peer group
Measure:: 7
Pay vs Performance Disclosure
Name	Total expenses of the Company as a percentage of its total stockholders' equity, relative to its peers
Zimmer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,660,400	$ 0	$ 1,986,090	$ 1,933,320
PEO Actually Paid Compensation Amount	$ 706,293	(750,654)	1,823,636	92,429
PEO Name	Jeffrey J. Zimmer
Ulm [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,660,400	0	1,986,090	1,933,320
PEO Actually Paid Compensation Amount	$ 706,293	(750,654)	1,823,636	92,429
PEO Name	Scott J. Ulm
PEO | Zimmer [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (954,107)	(750,654)	(162,454)	(1,840,891)
PEO | Zimmer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,660,400)	0	(1,986,090)	(1,933,320)
PEO | Zimmer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	927,360	0	1,487,687	909,813
PEO | Zimmer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(629,491)	(685,729)	(233,446)	(942,490)
PEO | Zimmer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	185,620	0	308,016	262,811
PEO | Zimmer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(154,702)	(309,989)	(72,677)	(326,246)
PEO | Zimmer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Zimmer [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	377,506	245,064	334,056	188,541
PEO | Ulm [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(954,107)	(750,654)	(162,454)	(1,840,891)
PEO | Ulm [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,660,400)	0	(1,986,090)	(1,933,320)
PEO | Ulm [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	927,360	0	1,487,687	909,813
PEO | Ulm [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(629,491)	(685,729)	(233,446)	(942,490)
PEO | Ulm [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	185,620	0	308,016	262,811
PEO | Ulm [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(154,702)	(309,989)	(72,677)	(326,246)
PEO | Ulm [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Ulm [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	377,506	245,064	334,056	188,541
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(428,066)	(142,055)	(13,817)	(787,161)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(830,200)	0	(184,667)	(693,702)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	463,680	0	137,340	374,629
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(240,176)	(108,680)	(43,407)	(324,642)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	92,810	0	29,760	101,706
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,980)	(76,466)	(17,862)	(107,474)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(202,527)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 138,800	$ 43,091	$ 65,019	$ 64,849